UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-07743

                            The Rockland Funds Trust
               (Exact name of registrant as specified in charter)

                              1235 Westlakes Drive
                                Berwyn, PA 19312
              (Address of principal executive offices) (Zip code)

                                 Richard Gould
                              1235 Westlakes Drive
                                Berwyn, PA 19312
                    (Name and address of agent for service)

                                 1-800-497-3933
               Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2004

Date of reporting period:  September 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                     (GOULD INVESTMENT PARTNERS, LLC LOGO)
                                 ANNUAL REPORT

                               SEPTEMBER 30, 2004

                             THE ROCKLAND SMALL CAP
                                  GROWTH FUND

                     (GOULD INVESTMENT PARTNERS, LLC LOGO)
                                 ANNUAL REPORT

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                                                   November 2004

Dear Shareholders,

On January 20th of 2004, we ended an 11-month surge of price appreciation in the share price of your Rockland Small Cap Growth Fund. Since then, despite very strong fundamentals, Rockland shares have been compressed. It is our belief that the correction period for small cap stocks ended around August 13th with some of the most compressed P/E to growth ratios that we have ever seen in this eighth year of your Fund. Long-term investors recognize that true small cap growth companies tend to be more volatile than the blue chips, but those patient investors with a long-term perspective are usually rewarded with higher returns.

The three specific factors that most affected Fund performance negatively during the fiscal year were high oil prices, the general market weakness, and election uncertainty. Oil and gas related companies performed as well as one would expect with oil edging over $50/barrel. We avoided most sectors that were highly dependent upon oil in their cost structure. Fundamental strength in select communications, retail, medical equipment and technology helped some stocks, but a sustained period of catch up to earnings is overdue in most of these sectors. As in most elections over the last century, the uncertainty of the election outcome prevents much in the way of stock market gains until this uncertainty is lifted. This uncertainty did persist until November 3rd. In most election years, the stock market finishes out the year quite strongly.

                       THE ROCKLAND SMALL CAP GROWTH FUND
                                  a Series of
                            The Rockland Funds Trust
                                 P. O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                 1-800-497-3933

               GOULD INVESTMENT PARTNERS, LLC, INVESTMENT ADVISER

The 2004 fiscal year also was the year in which the Rockland team lifted out of Greenville Capital Management to help form the new investment firm of Gould Investment Partners. The Rockland Fund proxy votes effective March 31, 2004 resulted in over 99% of shareholders who cast their ballots voting in favor of keeping the same investment team in place that has managed your Fund since its inception, but under the roof of our new firm. For the first time, your Fund has a back-up portfolio manager as well as a dedicated analyst. We have also implemented a firm-wide policy whereby no employee is permitted to trade stocks in their personal account(s). We have a state-of-the art facility in Berwyn, Pennsylvania, a terrific staff on hand, and we encourage interested shareholders to contact us.

Thank you for your continued support.

Sincerely,

/s/Richard H. Gould

Your Fund Manager,
Richard H. Gould, CFA, CMT

CONSTELLATION INVESTMENT DISTRIBUTION COMPANY, BERWYN, PA 19312 SERVES AS THE DISTRIBUTOR FOR THE ROCKLAND SMALL CAP GROWTH FUND. THE INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THIS INFORMATION CAN BE FOUND IN THE PROSPECTUS. A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THIS FUND, CAN BE OBTAINED BY CALLING 1-800-497-3933. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. HOLDINGS ARE SUBJECT TO CHANGE.

INVESTING IN SMALL CAPITALIZATION COMPANIES MAY SUBJECT THE FUND TO SPECIFIC INHERENT RISKS, INCLUDING ABOVE-AVERAGE PRICE FLUCTUATIONS. The information contained herein does not represent investment advice or specific recommendations of Gould Investment Partners, LLC. The views expressed represent the opinion of the portfolio manager and are not intended as a forecast or guarantee of future results.

            COMPARISON OF A HYPOTHETICAL $10,000 INITIAL INVESTMENT

    Date   Rockland Small Cap Growth Fund   S&P 500 Index   NASDAQ Composite Index   Russell 2000 Index   Russell 2000 Growth Index
    ----   ------------------------------   -------------   ----------------------   ------------------   -------------------------
 12/2/1996             $10,000                  $10,000             $10,000                $10,000                 $10,000
 9/30/1997             $14,452                  $12,707             $13,084                $12,992                 $10,727
 9/30/1998             $11,532                  $13,856             $13,179                $10,521                  $9,427
 9/30/1999             $19,897                  $17,710             $21,504                $12,528                 $12,503
 9/30/2000             $41,411                  $20,061             $28,796                $15,458                 $16,212
 9/30/2001             $24,061                  $14,720             $11,711                $12,179                  $9,308
 9/30/2002             $17,671                  $11,703              $9,137                $11,046                  $7,617
 9/30/2003             $25,762                  $14,559             $14,157                $15,078                 $10,796
 9/30/2004             $24,356                  $16,591             $15,107                $17,844                 $12,034

This graph shows the performance of a hypothetical initial gross investment of $10,000 that was invested in the Rockland Small Cap Growth Fund on December 2, 1996, when the Fund started. As the chart shows, by September 30, 2004, the value of the investment would have grown to $24,356; a 143.56% increase on the initial investment. The NASDAQ Composite Index, a broad-based securities market index, is provided for comparison. Over the same period, an initial investment of $10,000 in the NASDAQ Composite Index would have increased to $15,107. Also, look at how the Russell 2000 Growth Index did over the same period. The same $10,000 would have increased to $12,034. A $10,000 investment in the S&P 500 Index would have increased to $16,591; if invested in the Russell 2000 Index it would have increased to $17,844.

FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                                            AVERAGE ANNUAL TOTAL RETURN
                                    -------------------------------------------
                                                             SINCE COMMENCEMENT
                                    ONE YEAR    FIVE YEAR      OF OPERATIONS
                                    --------    ---------    ------------------
Rockland Small Cap Growth Fund       -5.46%       4.13%            12.04%
S&P 500 Index                        13.87%      -1.31%             6.68%
NASDAQ Composite Index                6.71%      -6.78%             5.41%
Russell 2000 Index                   18.77%       7.41%             7.68%
Russell 2000 Growth Index            11.92%      -0.68%             2.39%

The Standard & Poor's 500 Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Russell 2000 Index is an unmanaged index of 2,000 stocks weighted by market capitalization. The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

ROCKLAND SMALL CAP GROWTH FUND
EXPENSE EXAMPLE -- SEPTEMBER 30, 2004

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/04 - 9/30/04).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 180 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. These expenses are not included in the example below. The example below includes, but is not limited to, advisory fees, shareholder servicing fees, interest expense, fund accounting and custody fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             BEGINNING         ENDING         EXPENSES PAID
                           ACCOUNT VALUE   ACCOUNT VALUE      DURING PERIOD
                               4/1/04         9/30/04     4/1/04 - 9/30/041<F1>
                           -------------   -------------  ---------------------
Actual*<F2>                  $1,000.00       $  878.00            $9.53
Hypothetical (5% return
  before expenses)**<F3>      1,000.00        1,014.85            10.23

 1<F1> Expenses are equal to the Fund's annualized expense ratio of 2.03%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The annualized expense ratio paid to the custodian was 0.03%.
 *<F2> Excluding interest expense, your actual cost of investment in the Fund would be $9.39.
**<F3> Excluding interest expense, your hypothetical cost of investment in the Fund would be $10.08.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2004

ASSETS:
   Investments, at value (cost $50,921,510)                        $60,995,271
   Receivable for investments sold                                   1,677,370
   Receivable for capital shares sold                                   24,631
   Other assets                                                         15,358
                                                                   -----------
       Total Assets                                                 62,712,630
                                                                   -----------
LIABILITIES:
   Payable for investments purchased                                 1,525,458
   Capital shares repurchased                                           93,880
   Payable to custodian for overdraft                                  157,100
   Payable to Adviser                                                   49,525
   Accrued expenses and other liabilities                              117,730
                                                                   -----------
       Total Liabilities                                             1,943,693
                                                                   -----------
NET ASSETS                                                         $60,768,937
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF:
   Capital stock                                                   $74,376,895
   Accumulated net realized loss on investments sold               (23,681,719)
   Net unrealized appreciation on investments                       10,073,761
                                                                   -----------
       Total Net Assets                                            $60,768,937
                                                                   -----------
                                                                   -----------
   Shares of beneficial interest outstanding
     (unlimited shares of $0.001 par value authorized)               4,077,778
   Net asset value, redemption price and offering price per share  $     14.90
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS -- YEAR ENDED SEPTEMBER 30, 2004

INVESTMENT INCOME:
   Dividend income                                                 $   287,812
   Interest income                                                       2,349
                                                                   -----------
       Total investment income                                         290,161
                                                                   -----------
EXPENSES:
   Investment advisory fee                                             921,865
   Administration fee                                                   67,421
   Shareholder servicing and accounting costs                          167,001
   Custody fees                                                         89,567
   Federal and state registration                                       39,069
   Professional fees                                                   117,272
   Reports to shareholders                                              19,521
   Trustees' fees and expenses                                          66,596
   Other                                                                17,694
                                                                   -----------
       Total expenses before interest expense                        1,506,006
   Interest expense (Note 5)                                            28,210
                                                                   -----------
       Total expenses                                                1,534,216
                                                                   -----------
NET INVESTMENT LOSS                                                 (1,244,055)
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                  8,541,062
   Net change in unrealized
     appreciation/depreciation on investments                       (9,648,812)
                                                                   -----------
   Net realized and unrealized loss on investments                  (1,107,750)
                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(2,351,805)
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              YEAR ENDED            YEAR ENDED
                                                                          SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
                                                                          ------------------    ------------------
OPERATIONS:
   Net investment loss                                                        $ (1,244,055)       $   (834,916)
   Net realized gain on investments                                              8,541,062           6,057,395
   Net change in unrealized appreciation/depreciation on investments            (9,648,812)         18,364,545
                                                                              ------------        ------------
   Net increase (decrease) in net assets resulting from operations              (2,351,805)         23,587,024
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS (NOTE 3)                                     (44,607,173)         47,158,025
                                                                              ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS                                          (46,958,978)         70,745,049
NET ASSETS:
   Beginning of year                                                           107,727,915          36,982,866
                                                                              ------------        ------------
   End of year                                                                $ 60,768,937        $107,727,915
                                                                              ------------        ------------
                                                                              ------------        ------------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                           YEARS ENDED SEPTEMBER 30,
                                                      --------------------------------------------------------------------
                                                      2004(1)<F4>        2003           2002           2001           2000
                                                      -----------        ----           ----           ----           ----
Per Share Data:
Net asset value, beginning of year                       $15.76         $10.81         $14.72         $32.22         $19.34
                                                         ------         ------         ------         ------         ------
Income from investment operations:
   Net investment loss                                    (0.22)(3)<F6>  (0.19)(3)<F6>  (0.20)(2)<F5>  (0.14)(2)<F5>  (0.28)(2)<F5>
   Net realized and unrealized gains (losses)
     on investments                                       (0.66)          5.14          (3.71)        (11.84)         18.19
                                                         ------         ------         ------         ------         ------
       Total from investment operations                   (0.88)          4.95          (3.91)        (11.98)         17.91
                                                         ------         ------         ------         ------         ------
Redemption fees                                            0.02             --             --             --             --
                                                         ------         ------         ------         ------         ------
Less distributions from
  net realized gains                                         --             --             --          (5.52)         (5.03)
                                                         ------         ------         ------         ------         ------
Net asset value, end of year                             $14.90         $15.76         $10.81         $14.72         $32.22
                                                         ------         ------         ------         ------         ------
                                                         ------         ------         ------         ------         ------
Total return                                            (5.46)%         45.79%       (26.56)%       (41.89)%        108.14%

Supplemental data and ratios:
   Net assets, end of year                          $60,768,937   $107,727,915    $36,982,866    $67,762,250    $69,583,711
   Ratio of expenses
     to average net assets                                1.66%(4)<F7>   1.54%(4)<F7>   1.57%(4)<F7>   1.41%          1.53%
   Ratio of net investment loss
     to average net assets                              (1.35)%        (1.47)%        (1.21)%        (0.86)%        (1.27)%
   Portfolio turnover rate                              331.98%        449.89%        513.67%        513.68%        615.06%

(1)<F4> Effective March 31, 2004, the Fund changed its investment adviser to Gould Investment Partners, LLC. Richard H. Gould was employed by the Fund's former investment manager, Greenville Capital Management since 1994 and has served as the Fund's portfolio manager since its inception in 1996.
(2)<F5> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F6> Net investment loss per share represents net investment loss divided by the average shares of beneficial interest outstanding throughout the year.
(4)<F7> The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the years ended September 30, 2004, September 30, 2003 and 2002 was 0.03%, 0.03% and 0.12%,
          respectively.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004

  SHARES                                                              VALUE
  ------                                                              -----

            COMMON STOCKS -- 100.4%

            AEROSPACE & DEFENSE -- 5.8%
  14,800    ARGON ST, Inc.*<F8>                                    $   414,400
  35,700    Armor Holdings, Inc.*<F8>                                1,485,477
  65,500    Innovative Solutions and Support, Inc.*<F8>              1,606,715
                                                                   -----------
                                                                     3,506,592
                                                                   -----------

            BIOTECHNOLOGY -- 4.8%
  28,300    Martek Biosciences Corporation*<F8>                      1,376,512
  65,800    Serologicals Corporation*<F8>                            1,535,114
                                                                   -----------
                                                                     2,911,626
                                                                   -----------

            BUSINESS SERVICES -- 6.0%
  14,300    The Corporate Executive Board Company                      875,732
  20,400    Exponent, Inc.*<F8>                                        562,020
  97,100    Labor Ready, Inc.*<F8>                                   1,361,342
   7,900    Resources Connection, Inc.*<F8>                            298,462
  10,100    Salesforce.com, Inc.*<F8>                                  157,863
  15,700    SFBC International, Inc.*<F8>                              413,067
                                                                   -----------
                                                                     3,668,486
                                                                   -----------

            COMPUTER EQUIPMENT & SERVICES -- 3.0%
   8,000    MICROS Systems, Inc.*<F8>                                  400,560
  10,100    Stratasys, Inc.*<F8>                                       318,706
  35,300    Synaptics Incorporated*<F8>                                711,648
  16,000    TransAct Technologies Incorporated*<F8>                    413,600
                                                                   -----------
                                                                     1,844,514
                                                                   -----------

            CONSUMER PRODUCTS -- 2.7%
  19,800    Deckers Outdoor Corporation*<F8>                           673,200
  15,600    Silgan Holdings Inc.                                       722,280
  10,000    Wabash National Corporation*<F8>                           274,700
                                                                   -----------
                                                                     1,670,180
                                                                   -----------

            DISTRIBUTION -- 3.4%
   5,000    Anixter International Inc.                                 175,450
  29,400    ScanSource, Inc.*<F8>                                    1,875,720
                                                                   -----------
                                                                     2,051,170
                                                                   -----------

            DRUGS -- 3.5%
  83,100    Salix Pharmaceuticals, Ltd.*<F8>                         1,788,312
  19,400    ZymoGenetics, Inc.*<F8>                                    338,336
                                                                   -----------
                                                                     2,126,648
                                                                   -----------

            ELECTRONICS -- 7.1%
  15,200    Artisan Components, Inc.*<F8>                              442,472
  42,000    BEI Technologies, Inc.                                   1,150,800
  51,900    Measurement Specialties, Inc.*<F8>                       1,289,715
  10,000    Multi-Fineline Electronix, Inc.*<F8>                        93,700
  25,300    RAE Systems Inc.*<F8>                                      141,174
   5,600    Sigmatel Incorporated*<F8>                                 118,776
  30,100    II-VI Incorporated*<F8>                                  1,053,801
                                                                   -----------
                                                                     4,290,438
                                                                   -----------

            FILTRATION & SEPARATION PRODUCTS -- 0.5%
   5,000    CUNO Incorporated*<F8>                                     288,750
                                                                   -----------

            FINANCIAL SERVICES -- 3.7%
  83,333    E Capital Financial Corporation*<F8>(2)<F10>                 8,333
   9,200    Euronet Worldwide, Inc.*<F8>                               172,224
  51,700    iPayment Holdings, Inc.*<F8>                             2,076,272
                                                                   -----------
                                                                     2,256,829
                                                                   -----------

            HEALTH CARE SERVICES & SUPPLIES -- 5.9%
  40,500    Align Technology, Inc.*<F8>                                618,840
  14,500    Gen-Probe Incorporated*<F8>                                578,115
  83,400    HealthExtras, Inc.*<F8>                                  1,162,596
  31,600    Inveresk Research Group, Inc.*<F8>                       1,165,724
   4,200    TLC Vision Corp*<F8>(1)<F9>                                 36,834
                                                                   -----------
                                                                     3,562,109
                                                                   -----------

            INTERNET SERVICES -- 3.2%
  65,500    Digital River, Inc.*<F8>                                 1,950,590
                                                                   -----------

            LEISURE & GAMING -- 0.9%
  15,000    LIFE TIME FITNESS, Inc.*<F8>                               384,900
  10,000    Monarch Casino & Resort, Inc.*<F8>                         190,700
                                                                   -----------
                                                                       575,600
                                                                   -----------

            MEDICAL PRODUCTS -- 11.2%
  34,800    Connetics Corporation*<F8>                                 940,296
  30,400    Dade Behring Holdings Inc.*<F8>                          1,693,827
  51,100    Given Imaging Ltd.*<F8>(1)<F9>                           1,964,795
  28,750    Kyphon Inc.*<F8>                                           712,425
  30,100    Ventana Medical Systems, Inc.*<F8>                       1,518,244
                                                                   -----------
                                                                     6,829,587
                                                                   -----------

            OIL & GAS SERVICES -- 11.5%
  29,000    Berry Petroleum Company -- Class A                       1,065,170
  65,300    Cal Dive International, Inc.*<F8>                        2,325,986
  10,100    Hydril*<F8>                                                433,795
  43,500    Maverick Tube Corporation*<F8>                           1,340,235
  15,800    Patina Oil & Gas Corporation                               467,206
  21,500    Plains Exploration & Production Company*<F8>               512,990
  15,100    Remington Oil & Gas Corporation*<F8>                       396,375
  19,800    Swift Energy Company*<F8>                                  474,408
                                                                   -----------
                                                                     7,016,165
                                                                   -----------

            RETAIL -- 5.8%
  30,700    Aeropostale, Inc.*<F8>                                     804,340
  39,500    Copart, Inc.*<F8>                                          747,735
  34,400    Dick's Sporting Goods, Inc.*<F8>                         1,225,328
   9,500    Guitar Center, Inc.*<F8>                                   411,350
  11,150    Jos. A. Bank Clothiers, Inc.*<F8>                          308,632
                                                                   -----------
                                                                     3,497,385
                                                                   -----------

            SEMICONDUCTORS -- 4.7%
  39,900    Cree, Inc.*<F8>                                          1,218,147
  39,050    Diodes Incorporated*<F8>                                 1,005,928
 111,800    SpatiaLight, Inc.*<F8>                                     659,620
                                                                   -----------
                                                                     2,883,695
                                                                   -----------

            SOFTWARE -- 5.7%
  10,000    Aladdin Knowledge Systems*<F8>(1)<F9>                      224,010
   4,100    Altiris, Inc.*<F8>                                         129,765
  49,300    Open Solutions Inc.*<F8>                                 1,231,021
  44,600    Websense, Inc.*<F8>                                      1,858,482
                                                                   -----------
                                                                     3,443,278
                                                                   -----------

            TELECOMMUNICATION EQUIPMENT -- 4.0%
  93,500    Ditech Communications Corporation*<F8>                   2,093,465
  32,700    Symmetricom, Inc.*<F8>                                     309,342
                                                                   -----------
                                                                     2,402,807
                                                                   -----------

            TRANSPORTATION -- 5.8%
  65,200    EGL, Inc.*<F8>                                           1,972,952
  20,100    Offshore Logistics, Inc.*<F8>                              691,842
  14,200    UTI Worldwide, Inc.(1)<F9>                                 835,102
                                                                   -----------
                                                                     3,499,896
                                                                   -----------

            WIRELESS EQUIPMENT -- 1.2%
  51,100    I.D. Systems, Inc.*<F8>                                    718,926
                                                                   -----------

            TOTAL COMMON STOCKS (Cost $50,921,510) -- 100.4%        60,995,271
            Liabilities, less Other Assets -- (0.4)%                  (226,334)
                                                                   -----------
            TOTAL NET ASSETS -- 100.0%                             $60,768,937
                                                                   -----------
                                                                   -----------

   *<F8>   Non-income producing security.
 (1)<F9>   Foreign security.
(2)<F10> Illiquid security -- acquired through private placement. (Note 2) ADR American Depository Receipts.

ROCKLAND SMALL CAP GROWTH FUND
SECTOR ALLOCATION OF PORTFOLIO HOLDINGS -- SEPTEMBER 30, 2004

Percentages represent market value as a percentage of total net assets. Excludes net liabilities.

               Aerospace & Defense                           5.8%
               Biotechnology                                 4.8%
               Business Services                             6.0%
               Computer Equipment & Services                 3.0%
               Consumer Products                             2.7%
               Distribution                                  3.4%
               Drugs                                         3.5%
               Electronics                                   7.1%
               Filtration & Separation Products              0.5%
               Financial Services                            3.7%
               Health Care Services & Supplies               5.9%
               Internet Services                             3.2%
               Leisure & Gaming                              0.9%
               Medical Products                             11.2%
               Oil & Gas Services                           11.5%
               Retail                                        5.8%
               Semiconductors                                4.7%
               Software                                      5.7%
               Telecommunication Equipment                   4.0%
               Transportation                                5.8%
               Wireless Equipment                            1.2%

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS -- SEPTEMBER 30, 2004

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES

     The Rockland Funds Trust (the "Trust") was organized on July 31, 1996, as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust currently consists of one series, The Rockland Small Cap Growth Fund (the "Fund"). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic small capitalization companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, GOULD INVESTMENT PARTNERS, LLC("GOULD IP"), has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 shares of its capital stock at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks, other equity-type securities, and securities sold short that are listed on a security exchange or quoted on NASDAQ are valued at the last quoted sales price on which such securities are primarily traded. Common stocks, other equity-type securities, and securities sold short which are listed on an exchange or the NASDAQ Stock Market but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to Gould IP. The procedures authorize Gould IP to make all necessary determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

     c) Distributions to Shareholders - Dividends from net investment income are generally declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and are generally distributed in December. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

          Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets due to differences in the recognition of income, expenses and gain items.

          Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales and post October capital losses.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Share Valuation - The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

     f) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

     g) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. All discounts and premiums are accreted for tax and financial reporting.

2.   RESTRICTED SECURITIES

     The investment in 83,333 shares of E Capital Financial Corporation common stock, the sale of which is restricted, has been valued by Gould IP at $0.10 per share in accordance with procedures adopted by the Board of Trustees after considering certain pertinent factors, including the results of operations of E-Capital since the date of purchase on March 15, 2001, for $167 and the sales price of recent private placements in its common stock. No quoted market price exists for E-Capital shares. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.

3.   SHARES OF BENEFICIAL INTEREST

     Transactions in shares of beneficial interest for the years ended September 30, 2004 and September 30, 2003, respectively, were as follows:

     YEAR ENDED
     SEPTEMBER 30, 2004                      $                SHARES
     ------------------                     ---               ------
     Shares sold                        $ 42,826,559         2,483,168
     Adviser reimbursement
       for compliance break                    3,097                --
     Shares redeemed                     (87,528,491)       (5,242,405)
     Redemption fee                           91,662                --
                                        ------------        ----------
     Net decrease                       $(44,607,173)       (2,759,237)
                                        ------------
                                        ------------
     SHARES OUTSTANDING:
     Beginning of period                                     6,837,015
                                                            ----------
     End of period                                           4,077,778
                                                            ----------
                                                            ----------

     YEAR ENDED
     SEPTEMBER 30, 2003                      $                SHARES
     ------------------                     ---               ------
     Shares sold                        $ 94,266,460         6,939,233
     Shares redeemed                     (47,108,435)       (3,524,628)
                                        ------------        ----------
     Net increase                       $ 47,158,025         3,414,605
                                        ------------
                                        ------------
     SHARES OUTSTANDING:
     Beginning of period                                     3,422,410
                                                            ----------
     End of period                                           6,837,015
                                                            ----------
                                                            ----------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments by the Fund for the year ended September 30, 2004, were $303,706,724 and $348,518,891, respectively. The Fund did not purchase long-term U.S. Government securities as a part of its investment strategy during the year ended September 30, 2004.

     At September 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of Investments(a)<F11>                          $ 51,651,321
                                                          ------------
                                                          ------------
     Gross unrealized appreciation                        $ 10,847,984
     Gross unrealized depreciation                          (1,504,034)
                                                          ------------
     Net unrealized appreciation/(depreciation)           $  9,343,950
                                                          ------------
                                                          ------------
     Other accumulated losses                             $(22,951,908)
                                                          ------------
     Total accumulated earnings/(losses)                  $(13,607,958)
                                                          ------------
                                                          ------------

     (a)<F11> Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

     At September 30, 2004, the Fund had accumulated net realized capital loss carryovers of $22,951,908 with $20,186,574 and $2,765,334 expiring in 2010 and 2011, respectively. To the extent that the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund.

     The Fund made no distributions during the fiscal years ended September 30, 2004 and September 30, 2003.

     As a result of permanent book to tax differences relating to a net operating loss, accumulated undistributed net investment loss has been increased by $1,244,055, and capital stock has been decreased by $1,244,055.

5.   INTEREST EXPENSE

     During the course of operations, the Fund's custody account with U.S. Bank, N.A. (the "Bank") was overdrawn at times during the period due to shareholder redemptions from the Fund. The Bank charges interest at the Bank's Prime Rate (weighted average rate of 4.02% for the year ended September 30, 2004) for overdrafts. During the year ended September 30, 2004, the Fund had an outstanding average daily balance of $701,741 from overdrafts. The Fund incurred $28,210 in interest expense for the year ended September 30, 2004.

6.   INVESTMENT ADVISORY AND OTHER
     AGREEMENTS

     On March 31, 2004 at a Special Meeting of Shareholders of The Rockland Small Cap Growth Fund (the "Fund"), a series of The Rockland Funds Trust (the "Trust"), the shareholders approved a new investment advisory agreement for the Fund with Gould Investment Partners, LLC ("GIP"). GIP is a federally registered investment advisory firm recently established by the Fund's portfolio manager, Richard H. Gould. Mr. Gould was employed by the Fund's former investment adviser, Greenville Capital Management, Inc. ("Greenville") since 1994 and has served as the Fund's portfolio manager since its inception in 1996.

     Pursuant to its advisory agreement with the Trust, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

     U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-800-497-3933 or on the SEC website at www.sec.gov.

The actual voting records relating to portfolio securities during the twelve month period ended June 30, 2004 (as filed with the SEC on Form N-PX) are available without charge by calling 1-800-497-3933 or by accessing the SEC's website at www.sec.gov.

Beginning with the Fund's first and third quarters ending after July 9, 2004, the Fund will file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-497-3933 or by accessing the SEC's website at www.sec.gov.

ROCKLAND GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees
The Rockland Funds Trust:

  We have audited the accompanying statement of assets and liabilities of Rockland Small Cap Growth Fund (the "Fund", a series of the Rockland Funds Trust), including the schedule of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with the auditing standards of the Public Company Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for the each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                  /s/KPMG LLP

Chicago, Illinois
November 22, 2004

ROCKLAND SMALL CAP GROWTH FUND
ADDITIONAL INFORMATION

INFORMATION ABOUT TRUSTEES

The business and affairs of the Fund are managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trust's Trustees and Officers and is available, without charge, upon request by calling toll-free 1-800-497-3933.

                                           TERM OF                                                       NUMBER OF
                                          OFFICE &                                                     PORTFOLIOS IN      OTHER
                          POSITION         LENGTH                                                         COMPLEX     DIRECTORSHIPS
NAME,                     HELD WITH        OF TIME      PRINCIPAL OCCUPATION(S)                           OVERSEEN       HELD BY
ADDRESS & AGE             THE TRUST    SERVED(1)<F12>   DURING PAST FIVE YEARS                           BY TRUSTEE      TRUSTEE
-------------             ---------    --------------   -----------------------                        -------------  -------------

INDEPENDENT TRUSTEES OF THE TRUST

George Keeley             Trustee       Since           General partner of Meridian Venture Partners         1        None
1235 Westlakes Drive                    2000            from 1985-1997.  Retired in 1998.  Director of
Suite 280                                               Clearfield Energy (private oil and natural gas
Berwyn, PA  19312                                       companies) since 1987.
Age: 74

Edwin W. Moats, Jr.       Trustee       Since           President of Moats Enterprises (investments and      1        None
Moats Enterprises                       1999            operations of restaurants, manufacturing and
611 Commerce St.                                        sports-related businesses) since 1999.  Mr.
Suite 3100                                              Moats was President and CEO of Nascar Cafe from
Nashville, TN  37203                                    1999 to 2002.  Mr. Moats was President and CEO
Age: 56                                                 of Logan's Roadhouse, Inc. (restaurant chain)
                                                        from 1992 to 1999 and CEO from 1995 to 1999.
                                                        Mr. Moats has been a partner in the Haury and
                                                        Moats Company (franchisee of six Captain D's
                                                        Seafood Restaurants) since 1977.  Mr. Moats was
                                                        Chairman and CEO of Metropolitan Federal Savings
                                                        Bank from 1989 to 1991 and President and COO
                                                        from 1984 to 1989.

Dr. Peter Utsinger        Trustee       Since           Retired, was a practicing physician in arthritis     1        None
1235 Westlakes Drive                    1996            and rheumatic diseases since 1970 when he received
Suite 280                                               his M.D. from Georgetown University to 1999.  Dr.
Berwyn, PA  19312                                       Utsinger was Director of the Arthritis Clinical and
Age: 59                                                 Research unit at the University of North Carolina
                                                        and has written over 100 publications in his area
                                                        of specialty.

R. Peter Zimmermann       Trustee       Since           Retired, formerly chief financial officer of TL      1        None
50 Brookhaven Road                      February        Ventures (Philadelphia-based venture capital
Pinehurst, NC 28374                     2004            partnership) from 1996 to 1998.  Served as chief
Age: 64                                                 financial officer of Decision One (computer
                                                        maintenance company) from 1993 to 1996.

INTERESTED TRUSTEES OF THE TRUST

Richard H. Gould(2)<F13>  Trustee,      Since           Chairman, President and Chief Investment Officer     1        None
1235 Westlakes Drive      President     1996            of Gould Investment Partners LLC ("GIP") and
Suite 280                 & Treasurer                   manager of the Fund since the Fund's inception.
Berwyn, PA  19312                                       From 1994 to 2004, Mr. Gould was Vice President
Age: 44                                                 of Greenville Capital Management, Inc.  From 1987
                                                        until 1994, Mr. Gould was associated with PNC
                                                        Investment Management, first as an equity analyst
                                                        and later as the co-manager of the PNC Small Cap
                                                        Growth Fund.  Mr. Gould received his Chartered
                                                        Financial Analyst designation in 1989; became a
                                                        Chartered Market Technician in 1995; and received
                                                        his B.S. in 1983 and his M.B.A. in Finance in 1985,
                                                        both from The Pennsylvania State University.

OFFICERS OF THE TRUST

Richard H. Gould(2)<F13>  President &                   See information above under "Interested Trustees
1235 Westlakes Drive      Treasurer                     of the Trust."
Suite 280
Berwyn, PA  19312
Age: 44

Linn Morrow               Vice          Since           Vice President and Director of Client Services of GIP
1235 Westlakes Drive      President     May             since 2004.  From 2000 to 2004, Mr. Morrow served
Suite 280                               2004            as Director of Client Services at Greenville Capital
Berwyn, PA  19312                                       Management, Inc.  From 1996 to 2000, Mr. Morrow
Age: 61                                                 worked at Kalmar Investments directing its Client Services.

Barbara Grosso            Secretary     Secretary       Chief Compliance Officer and Office Manager of
1235 Westlakes Drive      and Chief     since           GIP since 2004.  From 1996 through 2004, Ms.
Suite 280                 Compliance    May             Grosso served as Director of Administration and
Berwyn, PA  19312         Officer       2004,           Compliance Officer for Cashman and Associates
Age: 38                   (CCO)         CCO             Capital Management, LP.  From 1984 through 1996,
                                        since           Ms. Grosso served as Director of Administration and
                                        Sept.           Compliance Officer for Cashman, Farrell and Associates.
                                        2004

(1)<F12> Each Trustee holds office during the lifetime of the Fund until their termination or until the election and qualification of his successor.
(2)<F13> Mr. Gould is deemed to be an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) because of his affiliation with GIP.

                                    TRUSTEES
                               Mr. Richard Gould
                               Mr. George Keeley
                              Mr. Edwin Moats, Jr.
                               Dr. Peter Utsinger
                            Mr. R. Peter Zimmermann

                                    OFFICERS
                    Mr. Richard Gould, President & Treasurer
                        Mr. Linn Morrow, Vice President
                      Ms. Barbara Grosso, Secretary & CCO

                               INVESTMENT ADVISOR
                         Gould Investment Partners, LLC
                        1235 Westlakes Drive, Suite 280
                               Berwyn, PA  19312

                                  DISTRIBUTOR
                 Constellation Investment Distribution Company
                              1205 Westlakes Drive
                               Berwyn, PA  19312

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                  P.O. Box 701
                               425 Walnut Street
                             Cincinnati, OH  45202

                         ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT
                        U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                                  Third Floor
                            615 East Michigan Street
                              Milwaukee, WI  53202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                             303 East Wacker Drive
                               Chicago, IL  60601

                                 LEGAL COUNSEL
                    Stradley, Ronon, Stevens and Young, LLP
                            2600 One Commerce Square
                            Philadelphia, PA  19103

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Edwin Moats, Jr. and R. Peter Zimmermann are the "audit committee financial experts" and both are considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                           FYE 9/30/2004         FYE 9/30/2003
                           -------------         -------------

Audit Fees                 $16,000               $13,500
Audit-Related Fees         $0                    $0
Tax Fees                   $2,150                $2,050
All Other Fees             $0                    $0

The registrant's Audit Committee has adopted an Audit Committee Charter that provides that the Audit Committee shall approve, prior to appointment, the engagement of the auditor to provide audit services to the registrant and non-audit services to the registrant, its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides on-going services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates there were no non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser for the last two fiscal years.

Non-Audit Related Fees                  FYE 9/30/2004       FYE 9/30/2003
----------------------                  -------------       -------------
Registrant                              $0                  $0
Registrant's Investment Adviser         $0                  $0

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES
-------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The registrant's principal executive officer/President and principal financial officer/Treasurer has reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d--15(b) under the Securities Exchange Act of 1934. Based on his review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the registrant and by the registrant's service provider.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  The Rockland Funds Trust

     By (Signature and Title) /s/ Richard Gould
                              ------------------------
                              Richard Gould, President

     Date   December 3, 2004
            ----------------
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

     By (Signature and Title) /s/ Richard Gould
                              --------------------------------------
                              Richard Gould, President and Treasurer

     Date   December 3, 2004
            ----------------